Restriction on Cash and Due From Banks	12 Months Ended
Dec. 31, 2011
Restriction on Cash and Due From Banks

Note 2:      Restriction on Cash and Due From Banks

The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank. The reserve required at December 31, 2011 and 2010, was $6.9 million and $6.0 million, respectively.